Income Taxes (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Ending Balance	$ 0
Southland Holdings Llc [Member]
Beginning Balance
Additions to current year tax positions	2,708,000
Ending Balance	$ 2,708